Document And Entity Information	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	AIRGAIN, INC
Entity Central Index Key	0001272842
Entity Emerging Growth Company	false
Securities Act File Number	001-37851
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4523882
Entity Address, Address Line One	3611 Valley Centre Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	760
Local Phone Number	579-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AIRG
Security Exchange Name	NONE